COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of commitments [Abstract]
Schedule of Future Capacities Owed for Right of Use Agreements
The Group signed long-term agreements with service providers to receive indefeasible Rights of Use (ROU) of international capacities through submarine infrastructures (see note 12), most extendable until 2030. As of December 31, 2018, the Group is committed to pay for capacities over the following years an amount of NIS 188 million (excluding maintenance fees) as follows:

New Israeli Shekels in millions
2019	46
2020	45
2021	47
2022	47
2023	3
188